First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2025 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 120.3%
	Advertising – 0.3%
$820,608	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	8.95%	02/20/32	$824,711
	Aerospace & Defense – 2.1%
380,305	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	07/01/31	380,359
27,538	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B2, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	07/01/31	94,238
93,988	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B2, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.95%-7.06%	07/01/31	27,612
572,873	Signia Aerospace LLC, Refi Term Loan B, 2 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.06%	12/11/31	575,379
705,815	Spirit Aerosystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.81%	01/15/27	710,227
2,506,833	Transdigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	08/24/28	2,516,045
1,312,539	Transdigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	03/22/30	1,317,251
				5,621,111
	Alternative Carriers – 0.8%
2,138,371	Level 3 Financing, Inc., Term B-3 Refinancing Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	03/31/32	2,153,521
	Apparel Retail – 0.6%
1,060,878	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	12/21/28	1,060,548
468,966	Hanesbrands, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	03/08/32	471,386
				1,531,934
	Apparel, Accessories & Luxury Goods – 0.1%
310,551	Canada Goose Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.71%	08/23/32	312,492
	Application Software – 14.2%
615,105	Applied Systems, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.45%	02/24/31	615,201
1,086,670	CCC Intelligent Solutions, Inc., 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.32%	01/23/32	1,088,370
466,101	Clearwater Analytics LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.46%	04/21/32	467,851
2,679,116	Cloud Software Group, Inc. (aka Citrix Software, Inc. or Tibco), 2032 Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.48%	08/15/32	2,686,899
603,906	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.06%	09/30/28	606,820
622,213	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/09/32	625,517
3,244,711	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/09/31	3,255,873
376,606	Duck Creek Technologies (Disco Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.48%	08/08/32	379,431

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$906,393	Ellucian Holdings, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.07%	10/07/29	$908,378
371,979	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.32%	11/25/31	373,007
3,399,339	Epicor Software Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.82%	05/30/31	3,411,882
656,715	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	657,946
845,421	Inmar, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.80%	10/30/31	848,596
1,500,144	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	1,395,974
2,233,908	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	1,943,969
1,990,995	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (d)	9.22%	04/30/28	724,583
3,204,403	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.35%	03/01/29	3,069,546
351,141	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.21%	07/19/28	352,458
1,382,132	NCR Digital Banking (Dragon Buyer, Inc./Candescent), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.05%	09/30/31	1,385,484
587,466	OSTTRA (Orion US Finco), 1st Lien Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.77%	07/31/32	592,084
430,556	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%	05/08/33	429,751
1,936,852	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/28/30	1,945,441
129,928	RealPage, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.56%	04/24/28	129,906
719,116	SolarWinds Holdings, Inc. (Starlight Parent. LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.36%	04/16/32	710,803
2,253,039	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.32%	06/04/28	2,149,985
3,426,309	Ultimate Software Group (UKG Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	02/10/31	3,428,605
3,332,564	Veeam Software Holdings Ltd. (VS Buyer LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	04/14/31	3,339,512
658,065	X.AI LLC (Project Xerxes), Fixed Rate Term Loan	12.50%	06/30/30	659,404
680,000	X.AI LLC (Project Xerxes), Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.55%	06/30/30	653,650
				38,836,926
	Asset Management & Custody Banks – 4.3%
1,401,318	Alter Domus (Chrysaor Bidco SARL), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	10/31/31	1,410,076
3,454,133	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	08/02/28	3,461,421
1,631,198	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	04/07/28	1,635,317
1,588,689	Edelman Financial Engines Center LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/06/28	1,594,654
207,411	IQ-EQ (Saphilux SARL), USD Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	07/27/28	208,579

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Asset Management & Custody Banks (Continued)
$2,427,804	Jump Financial LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.83%	02/26/32	$2,452,082
867,223	Osaic Holdings, Inc. (Advisor Group), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	07/31/32	867,887
				11,630,016
	Automotive Parts & Equipment – 1.5%
2,005,193	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/32	2,009,263
1,990,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	05/06/30	1,992,985
				4,002,248
	Automotive Retail – 2.7%
2,390,227	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.70%	02/19/30	2,408,166
182,354	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	04/23/31	182,412
1,553,331	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.70%	04/23/31	1,553,820
3,102,701	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.20%	05/04/28	3,113,700
				7,258,098
	Broadline Retail – 0.2%
454,998	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	07/01/31	456,476
	Building Products – 2.3%
682,920	American Bath (CP Atlas Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	07/08/30	658,335
1,718,013	Miter Brands Acq. Holdco, Inc. (MIWD), Refi Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.07%	03/28/31	1,727,952
2,354,902	TAMKO Building Products, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.95%-7.06%	09/20/30	3,312,143
1,401,615	TAMKO Building Products, Inc., Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.79%-6.95%	09/20/30	459,625
				6,158,055
	Casinos & Gaming – 0.7%
669,029	Caesars Entertainment, Inc., 2031 Maturity Term Loan B1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.57%	02/06/31	668,109
487,051	Flutter Entertainment PLC (Flutter Treasury DAC), Incremental Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.30%	06/04/32	486,644
772,390	Golden Nugget, Inc. (Fertitta Entertainment LLC), Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.57%	01/29/29	772,923
				1,927,676
	Commercial Printing – 0.3%
883,348	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.42%	10/29/28	702,907
	Commodity Chemicals – 1.2%
3,343,858	Charter Next Generation, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.11%	12/01/30	3,361,748

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Communications Equipment – 0.2%
$612,217	Viavi Solutions, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.77%	07/31/32	$614,323
	Construction & Engineering – 0.4%
156,827	Azuria Water Solutions (f/k/a - Aegion Corp), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.27%	05/31/28	157,342
362,398	Centuri Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	07/09/32	363,644
541,296	Construction Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	11/01/31	543,326
155,714	Socotec SAS (Socotec US Holdings), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.52%	06/02/31	157,044
				1,221,356
	Construction Materials – 1.4%
342,386	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	03/07/32	343,242
594,510	Quikrete Holdings, Inc., Term Loan B1 2031, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	04/14/31	595,069
1,591,974	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	03/18/29	1,594,545
1,178,546	Quikrete Holdings, Inc., Term Loan B3 2032, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	02/10/32	1,179,654
				3,712,510
	Consumer Electronics – 0.0%
114,225	Minimax Viking GmbH (MX Holdings/Igloo Holdings), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	03/17/32	114,618
	Consumer Finance – 0.5%
1,274,100	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/19/31	1,273,502
	Data Processing & Outsourced Services – 1.1%
2,015,827	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	1,906,035
1,044,472	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.18%	06/28/28	1,043,166
				2,949,201
	Distillers & Vintners – 0.4%
994,843	Sazerac Company, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	07/10/32	1,001,419
	Diversified Metals & Mining – 1.0%
2,705,194	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.20%	01/31/29	2,713,878
	Diversified Support Services – 1.1%
2,172,428	First Advantage Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	10/31/31	2,180,585
854,397	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.45%	02/22/31	810,964
				2,991,549

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Drug Retail – 0.1%
$192,399	Boots Group Finco, L.P., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.70%	09/30/32	$193,121
	Education Services – 0.5%
745,524	Kindercare Learning Companies (KUEHG Corp.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.54%	06/12/30	747,388
485,894	Prometric Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	06/24/32	489,235
				1,236,623
	Electric Utilities – 0.5%
1,338,452	Alpha Generation LLC (AlphaGen), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.32%	09/30/31	1,338,177
	Electronic Equipment & Instruments – 0.7%
854,711	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.27%	09/01/32	856,100
253,661	Convergint Technologies (DG Investment Intermediate Holdingd 2, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.10%	07/10/32	255,247
761,680	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.07%	08/21/28	727,286
				1,838,633
	Environmental & Facilities Services – 0.6%
819,630	Allied Universal Holdco LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.59%	08/20/32	823,401
295,248	Anticimex Global AB, Facility B6, Daily CME Term SOFR + 3.40%, 0.50% Floor	7.76%	11/16/28	296,539
610,671	Interstate Waste Services (Action Environmental Group, Inc.), Term Loan B, 2 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/24/30	612,197
				1,732,137
	Food Distributors – 0.1%
347,994	C&S Wholesale Grocers LLC, Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.27%	09/30/30	341,253
	Footwear – 0.2%
643,437	Skechers (Beach Acquisition Bidco LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.52%	07/31/32	648,263
	Health Care Facilities – 4.5%
2,514,815	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	08/24/28	2,527,917
1,581,844	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.98%	11/13/30	1,587,776
608,701	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	07/26/31	612,317
564,351	Hanger, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	10/23/31	566,233
3,149,890	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	3,173,514
998,389	Select Medical Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	11/30/31	1,002,133

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$2,894,735	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	12/04/31	$2,896,689
				12,366,579
	Health Care Services – 4.8%
1,938,966	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	08/01/29	1,949,766
3,184,686	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	11/01/28	3,194,638
870,479	Heartland Dental Care LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	08/25/32	871,567
2,846,436	Opella Healthcare Group (Opal U.S. LLC), Facility B2 (USD), 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	04/23/32	2,866,446
1,255,932	Pacific Dental Services LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.09%	03/17/31	1,259,505
2,412,557	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.32%	11/19/31	2,421,605
383,271	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.45%	04/18/31	384,528
244,103	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.00%	08/06/32	245,171
				13,193,226
	Health Care Supplies – 1.2%
2,674,565	Medline Borrower, L.P. (Mozart), Refi 2028 Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.32%	10/23/28	2,677,640
581,687	Performance Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.95%	03/19/32	571,508
				3,249,148
	Health Care Technology – 6.4%
5,251,561	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	02/15/29	5,254,292
482,271	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan	7.63%	05/01/31	489,203
3,326,741	Cotiviti, Inc. (Verscend), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.10%	05/01/31	3,330,916
4,553,189	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.18%	03/10/28	4,563,639
252,819	PointClickCare Technologies, Inc., Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	11/03/31	253,926
3,479,295	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.27%	10/22/29	3,487,994
				17,379,970
	Home Furnishings – 0.2%
462,495	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	449,693
	Hotels, Resorts & Cruise Lines – 0.2%
124,644	Alterra Mountain Company, 2030 Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	05/31/30	125,034
362,422	Alterra Mountain Company, Refi Term Loan B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	08/17/28	363,329
				488,363

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Human Resource & Employment Services – 0.2%
$702,518	HireRight (Genuine Financial Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	09/27/30	$662,373
	Independent Power Producers & Energy Traders – 0.4%
697,087	Cornerstone Generation LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.48%	08/11/32	702,664
250,886	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.73%	12/15/31	252,073
				954,737
	Industrial Machinery & Supplies & Components – 3.4%
244,509	BCP VI Summit Holdings, L.P. (Chemelex - f/k/a nVent), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.32%	01/30/32	246,075
1,855,238	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	10/23/28	1,865,674
955,157	Madison IAQ LLC, 2025 Refi Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.70%	06/21/28	957,707
2,992,981	Pro Mach Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 1.00% Floor	7.07%	08/31/28	3,004,789
1,067	Service Logic Acq, Inc. (MSHC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.32%	10/29/27	1,071
423,468	Service Logic Acq, Inc. (MSHC), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	10/29/27	425,056
1,936,034	SPX Flow, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	04/05/29	1,949,837
711,135	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.20%	04/30/30	714,449
				9,164,658
	Insurance Brokers – 17.4%
1,280,245	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	11/06/30	1,281,250
6,432,432	Acrisure LLC, Term Loan B-7, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	06/20/32	6,439,476
2,890,000	Alera Group, Inc., 1st Lien Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.57%	05/30/32	2,905,187
1,060,000	Alera Group, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.82%	05/30/33	1,101,738
125,537	Alliant Holdings I LLC, 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	09/19/31	125,403
1,712,692	Amwins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	6.57%	01/30/32	1,714,011
2,549,587	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.95%-7.05%	02/15/31	2,551,193
3,836,145	Baldwin Insurance Group Holdings LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.37%	05/24/31	3,848,938
346,674	BroadStreet Partners, Inc., Refi Term Loan B-4, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	06/16/31	346,901
237,996	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	07/01/32	237,253
3,456,082	CRC Insurance Group (f/k/a Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	3,537,439
724,854	CRC Insurance Group (f/k/a Truist Insurance), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	05/06/31	726,894

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$971,998	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	01/08/32	$978,073
3,494,818	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.83%	06/20/30	3,505,670
73,087	Hyperion Insurance Group Ltd. (aka - Howden Group), 2031 Maturity Refi Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	02/18/31	73,191
5,159,094	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	5,179,653
2,737,153	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	11/01/28	2,743,996
374,063	Jones DesLauriers Insurance Management, Inc. (NavaCord), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	03/15/30	372,584
2,192,875	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	2,221,656
1,452,136	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	1,454,575
4,224,647	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.32%	09/13/31	4,242,602
1,605,715	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	06/17/32	1,614,755
304,462	USI, Inc., 2029 Term Loan D, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	11/21/29	304,390
				47,506,828
	Interactive Media & Services – 1.4%
1,101,750	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3	9.50%	10/29/29	1,084,827
2,715,862	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.96%	10/26/29	2,658,639
				3,743,466
	Internet Services & Infrastructure – 1.6%
4,475,988	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	07/31/31	4,493,243
	IT Consulting & Other Services – 3.1%
2,910,471	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	2,868,997
5,659,810	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/30/28	5,677,497
				8,546,494
	Leisure Facilities – 0.1%
361,681	Herschend Entertainment Company LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	05/27/32	364,639
161	Life Time Fitness, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.36%	11/05/31	161
				364,800
	Life Sciences Tools & Services – 1.7%
2,202,436	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	11/15/28	2,207,028
2,436,063	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	2,425,101

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Life Sciences Tools & Services (Continued)
$117,937	WCG Intermediate Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	02/28/32	$118,001
				4,750,130
	Managed Health Care – 0.2%
228,092	MedRisk (Bella Holding Company LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.32%	05/10/28	228,805
372,762	MyEyeDr. (MED ParentCo, L.P.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	04/15/31	374,422
				603,227
	Metal, Glass & Plastic Containers – 1.1%
884,818	Magnera Corp. (Treasure Escrow/Glatfelter), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.45%	11/04/31	882,977
849,846	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.19%-8.32%	09/15/28	851,545
1,179,470	Tekni-Plex (Trident TPI Holdings, Inc.), Term Loan B7, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	09/18/28	1,131,661
				2,866,183
	Movies & Entertainment – 0.4%
994,484	TKO Group Holdings, Inc. (UFC), Term Loan B-4, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.46%	11/21/31	998,308
	Office Services & Supplies – 0.2%
578,515	Shift4 Payments LLC (Harbortouch), Term Loan B, 2 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	07/03/32	584,182
	Oil & Gas Storage & Transportation – 0.0%
62,600	BCP Renaissance Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 1.00% Floor	6.80%	10/31/28	62,700
	Other Diversified Financial Services – 1.1%
3,076,525	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.97%	11/19/31	3,082,924
	Other Specialty Retail – 1.4%
1,574,540	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.57%	01/23/32	1,581,035
2,189,725	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	2,120,847
				3,701,882
	Packaged Foods & Meats – 2.7%
1,874,732	Froneri International Ltd., Incremental USD TL B-6, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.77%	07/31/32	1,873,917
1,341,317	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.54%	11/08/29	1,345,180
522,243	Sauer Brands, Inc. (Savor Acquisition Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.32%	02/19/32	525,572
1,432,693	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/12/31	1,434,148
2,264,511	Utz Quality Foods LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	2,269,889
				7,448,706

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Paper & Plastic Packaging Products & Materials – 1.8%
$3,990,231	Graham Packaging Company, L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	08/04/27	$3,997,533
838,018	Novolex (Clydesdale Acq. Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	03/31/32	838,131
				4,835,664
	Passenger Airlines – 0.9%
2,000,000	American Airlines, Inc., Term Loan B 2027, 6 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.98%	01/29/27	1,991,040
346,241	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	05/31/32	348,514
				2,339,554
	Passenger Ground Transportation – 0.4%
525,735	First Student Bidco, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.71%	07/21/30	526,852
96,054	First Student Bidco, Inc., Term Loan C, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.71%	07/21/30	96,219
457,127	Student Transportation of America Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	06/24/32	459,486
				1,082,557
	Pharmaceuticals – 0.4%
1,110,754	Dechra Finance US LLC, USD Facility B1, 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.45%	01/27/32	1,115,614
	Research & Consulting Services – 6.2%
1,215,632	Acuren Holdings, Inc. (Acuren Delaware), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	07/30/31	1,219,619
3,258,509	AlixPartners, LLP, 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	08/12/32	3,250,021
697,864	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.80%	12/22/31	703,206
6,094,866	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/31	6,066,677
423,863	Eisner Advisory Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	02/28/31	427,086
3,418,827	Grant Thornton Advisors LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	05/30/31	3,415,630
838,153	Ryan LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	11/14/30	841,385
1,045,247	Veritext Corp. (VT TopCo, Inc.), Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/12/30	1,047,369
				16,970,993
	Restaurants – 4.4%
6,820,301	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	6,822,450
5,135,249	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	08/03/28	5,142,053
				11,964,503
	Security & Alarm Services – 0.9%
2,585,785	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	02/01/29	2,589,986

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Semiconductor Materials & Equipment – 0.5%
$1,457,684	Altera (Gryphon Debt Merger Sub, Inc./Acquire Newco), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.27%	09/30/32	$1,465,431
	Soft Drinks & Non-alcoholic Beverages – 0.9%
1,012,912	Celsius Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.54%	03/31/32	1,023,148
1,559,602	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.55%	03/31/28	1,563,337
				2,586,485
	Specialized Consumer Services – 1.8%
2,626,055	Belron Finance US LLC, Refi Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.74%	10/16/31	2,642,139
228,525	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/30/31	228,340
1,766,757	Mister Car Wash Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.82%	03/27/31	1,772,437
373,062	Wash MultiFamily Acquisition, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.52%	08/15/32	374,346
				5,017,262
	Specialized Finance – 0.1%
373,944	Colonial First State (Superannuation and Investments US LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	12/01/28	375,191
	Systems Software – 3.8%
2,645,818	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.80%	03/02/28	2,463,918
320,701	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	11.20%	03/02/29	275,535
1,456,532	Kaseya, Inc., First Lien Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	03/20/32	1,461,288
59,472	Kaseya, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.32%	03/20/33	59,751
1,413,000	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	07/26/32	1,420,065
3,903,751	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	3,932,209
302,362	Proofpoint, Inc., Incr Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	304,566
162,964	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/09/31	163,458
405,808	SUSE (Marcel Bidco LLC), Refi Term Loan B9, Daily CME Term SOFR + 3.00%, 0.50% Floor	7.29%-7.40%	11/13/30	407,330
				10,488,120
	Trading Companies & Distributors – 3.7%
812,263	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.21%	05/25/31	816,324
627,684	Azorra Aviation (Azorra Finance Ltd.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.00%	10/18/29	631,218
1,354	Foundation Building Materials, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.68%	01/31/28	1,359
518,646	Foundation Building Materials, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.82%	01/31/28	520,643

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Trading Companies & Distributors (Continued)
$803	Foundation Building Materials, Inc., Term Loan B2, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.32%	01/29/31	$807
316,265	Foundation Building Materials, Inc., Term Loan B2, 6 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.31%	01/29/31	317,886
1,104,773	QXO/Beacon Roofing (Queen Mergerco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	04/30/32	1,115,876
878,152	US LBM Holdings, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	9.36%	06/06/31	872,224
2,298,176	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.30%	11/29/30	2,275,826
1,592,415	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	03/31/31	1,604,358
1,888,676	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/29/29	1,891,906
				10,048,427
	Transaction & Payment Processing Services – 0.7%
1,845,291	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.30%	01/31/31	1,849,443
	Total Senior Floating-Rate Loan Interests			328,089,532
	(Cost $328,948,625)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 1.9%
	Application Software – 0.2%
366,000	Cloud Software Group, Inc. (e)	6.63%	08/15/33	371,372
238,000	GoTo Group, Inc. (d) (e)	5.50%	05/01/28	81,515
				452,887
	Broadcasting – 0.4%
1,493,550	iHeartCommunications, Inc. (e)	7.75%	08/15/30	1,190,666
	Cable & Satellite – 0.6%
1,462,000	DISH Network Corp. (e)	11.75%	11/15/27	1,546,640
	Insurance Brokers – 0.5%
1,247,000	Panther Escrow Issuer LLC (e)	7.13%	06/01/31	1,294,904
	Life Sciences Tools & Services – 0.0%
137,000	Star Parent, Inc. (e)	9.00%	10/01/30	145,206
	Metal, Glass & Plastic Containers – 0.1%
250,000	Magnera Corp. (e)	4.75%	11/15/29	220,971
	Other Specialty Retail – 0.1%
317,000	PetSmart LLC/PetSmart Finance Corp. (e)	7.50%	09/15/32	314,502
	Total Corporate Bonds and Notes			5,165,776
	(Cost $5,220,625)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.1%
	Metal, Glass & Plastic Containers – 0.1%
410,000	Trivium Packaging Finance B,V. (e)	8.25%	07/15/30	435,861
	(Cost $414,026)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (f) (g) (h)	$6,016
	(Cost $1,724,086)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (i) (j) (k)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (i) (j) (k)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS (c) – 0.8%
1,991,553	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (l)	1,991,553
	(Cost $1,991,553)
	Total Investments – 123.1%	335,688,738
	(Cost $338,298,915)
	Outstanding Loans – (19.8)%	(54,000,000)
	Net Other Assets and Liabilities – (3.3)%	(8,907,976)
	Net Assets – 100.0%	$272,780,762

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At August 31, 2025, the segregated value of these securities amounts to $334,876,624.
(d)	This security does not serve as collateral for the outstanding loan.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2025, securities noted as such amounted to $5,601,637 or 2.0% of net assets.

(f)	This issuer has filed for protection in bankruptcy court.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Non-income producing security.
(i)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(l)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows:
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$328,089,532	$—	$328,089,532	$—
Corporate Bonds and Notes*	5,165,776	—	5,165,776	—
Foreign Corporate Bonds and Notes*	435,861	—	435,861	—
Common Stocks*	6,016	—	6,016	—
Rights*	— **	—	—	— **
Money Market Funds	1,991,553	1,991,553	—	—
Total Investments	$335,688,738	$1,991,553	$333,697,185	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2025 (Unaudited)

Unfunded Loan Commitments
As of August 31, 2025, the Fund had the following unfunded loan commitments, which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco SARL), Term Loan	$ 104,083	$ 104,604	$ 104,734	$ 130
AmSpec Parent LLC, Term Loan	107,364	107,364	108,186	822
Azuria Water Solutions (f/k/a Aegion Corp.), Term Loan	23,466	23,248	23,543	295
Hanger, Inc., Term Loan	72,818	72,489	73,061	572
Novolex (Clydesdale Acq. Holdings LLC), Term Loan	14,651	14,651	14,653	2
R1 RCM, Inc. (Raven Acq. Holdings, Inc.), Term Loan	172,757	172,737	173,405	668
Sauer Brands, Inc. (Savor Acquisition), Inc.), Term Loan	49,268	49,435	49,582	147
Signia Aerospace LLC, Term Loan	47,859	47,859	48,068	209
Student Transportation of America Holdings, Inc., Term Loan	32,652	32,490	32,820	330
		$624,877	$628,052	3,175

Restricted Securities
As of August 31, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.04	$1,724,086	$6,016	0.00%*
* Amount is less than 0.01%.